STOCKHOLDERS' EQUITY (Details 1)	12 Months Ended
Dec. 31, 2022 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of Shares	5,000,000
Vested	4,875,000
Unvested
Forfeited	125,000
Mathew Kelley [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Grant	Apr. 17, 2013
Number of Shares	1,250,000
Vest from	Apr. 30, 2013
Vest To	Mar. 31, 2001
Vested	1,250,000
Unvested
Forfeited
Mathew Kelley 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Grant	Apr. 17, 2013
Number of Shares	1,250,000
Vest from	Feb. 28, 2014
Vest To	Jan. 31, 2015
Vested	1,250,000
Unvested
Forfeited
Richard J Feldman [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Grant	Apr. 30, 2014
Number of Shares	500,000
Vest from	Apr. 30, 2014
Vest To	Mar. 30, 2015
Vested	500,000
Unvested
Forfeited
Richard J Feldman 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of Shares	500,000
Vest from	Apr. 30, 2015
Vest To	Mar. 30, 2016
Vested	375,000
Unvested
Forfeited	125,000
Gary Gray
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Grant	Mar. 07, 2015
Number of Shares	1,000,000
Vest from	Mar. 07, 2015
Vest To	May 30, 2015
Vested	1,000,000
Unvested
Forfeited
Ross Trevino [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Grant	Mar. 07, 2015
Number of Shares	500,000
Vest from	Mar. 07, 2015
Vest To	May 30, 2015
Vested	500,000
Unvested
Forfeited